Note 11 - Investment in Joint Venture and Other Investment (Tables)	6 Months Ended
Jun. 30, 2015
Equity Method Investments and Joint Ventures [Abstract]
Investment Income [Table Text Block]
In USD	Other Investment
Balance, December 31, 2014	6,183,800
Total gain for period included in Investment income	565,250
Balance, June 30,2015	6,749,050